RELATED PARTY TRANSACTIONS - Note Payable (Details) - Chief Executive Officer	12 Months Ended
Dec. 31, 2021 USD ($) shares
Related Party Transaction [Line Items]
Common Stock, Shares, Issued | shares	127,278
Additional Stock Compensation Expense	$ 233,184
Interest rate of loans	12.00%
Notes Payable, Other Payables | Note Payable, Chief Executive Officer
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivables	$ 115,000
Face value	$ 299,489